RISK MANAGEMENT (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Var Internal Model Trading Portfolio Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 1,395	R$ 3,010
Var Internal Model Trading Portfolio I GPM General Index Of Market Pricing I PCA Consumer Price Index [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	5,403	7,671
Var Internal Model Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	181	311
Var Internal Model Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,580	2,507
Var Internal Model Trading Portfolio Sovereigneurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,829	2,003
Var Internal Model Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,112	3,283
Var Internal Model Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,155	2,340
Var Internal Model Trading Portfolio Correlation Diversification Effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(9,480)	(13,657)
Var Internal Model Trading Portfolio Var At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	16,175	7,468
Var Internal Model Trading Portfolio Average Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	19,908	14,916
Var Internal Model Trading Portfolio Minimum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,723	4,982
Var Internal Model Trading Portfolio Maximum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 44,197	R$ 45,150